INVESTMENT AND OTHER REVENUE (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Schedule of Investment and Other Revenue
The components of investment and other revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2025	2024	2025	2024
Investment income	$131	$17	$145	$26
Fee revenue	90	111	186	217
Dividend income	14	15	33	28
Interest income and other	12	53	33	111
Total investment and other revenue	$247	$196	$397	$382